PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation
	Land use rights	Office		Motor	Construction
Cost	and building	equipment	Machinery	vehicles	in progress	Total
Balance as at April 1, 2016	$91,162	$6,442	$27,255	$7,103	$9,075	$141,037
Additions	1,748	215	850	300	1,656	4,769
Disposals	(267)	(323)	(321)	(837)	(3)	(1,751)
Reclassification of asset groups(1)	7,841	-	318	-	(8,159)	-
Impact of foreign currency translation	(6,000)	(370)	(1,750)	(435)	(426)	(8,981)
Balance as at March 31, 2017	$94,484	$5,964	$26,352	$6,131	$2,143	$135,074
Additions	1,497	1,156	1,084	559	1,540	5,836
Disposals	(246)	(194)	(298)	(515)	-	(1,253)
Reclassification of asset groups(1)	344	-	4	-	(348)	-
Impact of foreign currency translation	9,086	829	2,271	555	267	13,008
Ending balance as at March 31, 2018	$105,165	$7,755	$29,413	$6,730	$3,602	$152,665

Impairment, accumulated depreciation and amortization
Balance as at April 1, 2016	$(42,658)	$(4,693)	$(17,177)	$(5,407)	$(57)	$(69,992)
Disposals	82	276	187	617	-	1,162
Depreciation and amortization	(2,893)	(507)	(1,674)	(480)	-	(5,554)
Impact of foreign currency translation	2,763	258	1,144	342	4	4,511
Balance as at March 31, 2017	$(42,706)	$(4,666)	$(17,520)	$(4,928)	$(53)	$(69,873)
Disposals	68	175	208	440	-	891
Depreciation and amortization	(3,180)	(438)	(1,643)	(390)	-	(5,651)
Impact of foreign currency translation	(4,198)	(383)	(1,768)	(467)	(5)	(6,821)
Ending balance as at March 31, 2018	$(50,016)	$(5,312)	$(20,723)	$(5,345)	$(58)	$(81,454)

Carrying amounts
Balance as at March 31, 2017	$51,778	$1,298	$8,832	$1,203	$2,090	$65,201
Ending balance as at March 31, 2018	$55,149	$2,443	$8,690	$1,385	$3,544	$71,211
(1) when an asset is available for use, it is reclassified from construction in progress to one of the appropriate plant and equipment categories.

Carrying amounts as at March 31, 2018	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$37,431	$2,527	$14,039	$1,151	$55,148
Office equipment	2,053	46	168	176	2,443
Machinery	5,651	339	2,652	50	8,692
Motor vehicles	1,270	33	80	2	1,385
Construction in progress	1,528	1,966	49	-	3,543
Total	$47,933	$4,911	$16,988	$1,379	$71,211

Carrying amounts as at March 31, 2017	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$35,079	$2,533	$13,087	$1,079	$51,778
Office equipment	1,009	51	160	78	1,298
Machinery	5,817	372	2,643	-	8,832
Motor vehicles	1,138	44	21	-	1,203
Construction in progress	255	1,831	4	-	2,090
Total	$43,298	$4,831	$15,915	$1,157	$65,201